Description of Business and Organisation - Schedule of Operations (Details) - VIE [Member] - Farm Entities [Member] - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Operations [Line Items]
Revenues	¥ 1,721,577	¥ 13,994,269
Cost of Revenue	(1,666,956)	(13,240,455)
Gross profit	54,621	753,814
Operating expenses:
Fulfillment expenses	(243,083)	(1,495,531)
Sales and marketing expenses	(1,038,512)	(7,398,309)
General and administrative expenses	(213,566)	(698,034)
Loss from operations	(1,440,540)	(8,838,060)
Interest expenses	(53,295)	(120,788)
Interest income		552
Other income	438,632	5,435,722
Loss before income tax expenses	(1,055,203)	(3,522,574)
Income tax expense		(1,987)
Net loss	¥ (1,055,203)	¥ (3,524,561)